United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, October 12, 2010
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None


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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:   $216,311  (X 1000)


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									Form 13-F INFORMATION TABLE



								Value	Shares/	SH/ Put/ Inv. 	Other 	Vtg.Auth.
Name of Issuer			Title of Class	Cusip		x$1000	Prn Amt.PRN Call Disc 	Mgrs.	Sole

Advanced Micro Devices		5 3/4 8/15/12	007903AN7	199	196000	PRN	 sole		196000
ALCATEL-LUCENT SPONSORED ADR	sponsored adr	013904305	10140	3000000	SH   	 sole		3000000
AMKOR TECHNOLOGY INC		com		031652100	9855	1500000	SH	 sole		1500000
BP PLC SPONSORED ADR		sponsored adr	055622104	8234	200000	SH	 sole		200000
BARRICK GOLD CORP		com		067901108	6944	150000	SH	 sole		150000
CALLON PETROLEUM CO-DEL		com		13123X102	495	100000	SH	 sole		100000
CELESTICA INC SUBORD VTG SHS	sub vtg shs	15101Q108	4637	550000	SH	 sole		550000
CHESAPEAKE ENERGY CORP		com		165167107	5210	230000	SH	 sole		230000
CHINA MOBILE (HONG KONG)  	sponsored adr	16941M109	5113	100000	SH	 sole		100000
CLEARWIRE CORPORATION CLASS A	cl a		18538Q105	8090	1000000	SH	 sole		1000000
DIAMOND OFFSHORE DRILLING INC	com		25271C102	6777	100000	SH	 sole		100000
EXCO RESOURCES INC		com		269279402	4461	300000	SH	 sole		300000
FRONTEER DEVELOPMENT GROUP INC	com		359032109	2693	375000	SH	 sole		375000
GAMESTOP CORP NEW CLASS A	cl a		36467W109	5913	300000	SH	 sole		300000
GASTAR EXPLORATION LTD		com new		367299203	2010	500000	SH	 sole		500000
Global Crossing LTD		5% 5/15/11	37932JAA1	2105	2100000	PRN	 sole		2100000
GOODYEAR TIRE & RUBBER CO	com		382550101	6988	650000	SH	 sole		650000
KINROSS GOLD CORPORATION	com no par	496902404	3758	200000	SH	 sole		200000
LEVEL 3 COMMUNICATIONS INC	5 1/4 12/15/11	52729NBF6	1400	1400000	PRN	 sole		1400000
MARKET VECTORS ETF TR  		GOLD MINER ETF	57060U100	8093	144700	SH	 sole		144700
MARKET VECTORS ETF TR 		JR GOLD MINES	57060U589	8413	251900	SH	 sole		251900
MICRON TECHNOLOGY INC		com		595112103	3605	500000	SH	 sole		500000
NEUTRAL TANDEM INC COM		com		64128B108	2390	200000	S	 sole		200000
NII HLDGS INC			3 1/8% 6/15/12	62913FAJ1	1455	1500000	PRN	 sole		1500000
NOKIA CORP-SPONSORED ADR 	sponsored adr	654902204	8024	800000	SH	 sole		800000
DB COMMODITY INDEX TRACKING FD	UNIT BEN INT	73935S105	4822	200000	SH	 sole		200000
POWERSHS DB MULTI SECT COMM TR 	DB BASE METALS	73936B705	7665	350000	SH	 sole		350000
SPRINT NEXTEL CORPORATION	COM SER 1	852061100	10186	2200000	SH	 sole		2200000
STONE ENERGY CORP		com		861642106	1473	100000	SH	 sole		100000
TAIWAN SEMICONDUCTOR MFG	sponsored adr	874039100	3042	300000	SH	 sole		300000
TESORO PETROLEUM CORP- 		com		881609101	4955	370900	SH	 sole		370900
UNISYS CORP  			com new		909214306	5022	180000	SH	 sole		180000
UTSTARCOM INC			com		918076100	6510	3000000	SH	 sole		3000000
VALERO ENERGY CORP NEW		com		91913Y100	4297	245400	SH	 sole		245400
WARREN RES INC COM		com		93564A100	7940	2000000	SH	 sole		2000000
WESTERN DIGITAL CORP		com		958102105	5110	180000	SH	 sole		180000
YAMANA GOLD INC			com		98462Y100	8550	750000	SH	 sole		750000
CHIPMOS TECHNOLOGIES 		shs		G2110R106	9591	6900000	SH	 sole		6900000
SEAGATE TECHNOLOGY PLC		shs		G7945M107	4710	400000	SH	 sole		400000
FLEXTRONICS INTERNATIONAL LTD	ord		Y2573F102	5436	900000	SH	 sole		900000

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